Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets
Condensed Balance Sheets

	December 31,
	2012	2011
Assets
Cash and due from banks	$4,083,024	$4,334,876
Investment in common stock of subsidiary	39,649,911	36,548,233
Loan receivable from subsidiary	326,564	360,973
Other assets	118,690	100,974

Total assets	$44,178,189	$41,345,056

Liabilities
Other liabilities	$57,860	$179,633

Stockholders’ Equity	44,120,329	41,165,423

Total liabilities and stockholders’ equity	$44,178,189	$41,345,056

Condensed Statements of Income and Comprehensive Income
Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2012	2011
Income
Dividends from subsidiary	$1,000,000	$300,000
Other income	21,110	26,491

Total income	1,021,110	326,491

Expenses
Other expenses	417,781	263,675

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	603,329	62,816

Income Tax Benefit	(162,099)	(95,514)

Income Before Equity in Undistributed Income of Subsidiary	765,428	158,330

Equity in Undistributed Income of Subsidiary	2,801,596	3,127,353

Net Income	$3,567,024	$3,285,683

Comprehensive Income	$3,791,127	$6,108,975

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year Ending December 31,
	2012	2011
Operating Activities
Net income	$3,567,024	$3,285,683
Items not providing cash, net	(2,801,596)	(3,127,353)
Change in other assets and liabilities, net	(156,994)	18,389

Net cash provided by operating activities	608,434	176,719

Investing Activity
Loan payment from subsidiary	34,409	34,360

Net cash provided by investing activities	34,409	34,360

Financing Activities
Dividends paid	(748,896)	(578,196)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931	—
Exercise of stock options	16,790	34,236

Net cash used in financing activities	(894,695)	(681,960)

Net Change in Cash and Cash Equivalents	(251,852)	(470,881)

Cash and Cash Equivalents at Beginning of Year	4,334,876	4,805,757

Cash and Cash Equivalents at End of Year	$4,083,024	$4,334,876